Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement
Fair Value Measurement

16. Fair Value Measurement

As of December 31, 2016 and 2017, information about inputs into the fair value measurements of the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	—	—	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	5,210,000	5,210,000	—	—

Trading securities investments consist of an investment in a trust product that could be immediately redeemed. The investment is recorded at fair value on a recurring basis. The fair value is from an unadjusted quoted price in active market and therefore is classified as Level 1 measurement.

The Group believes the fair value of its financial instruments that are not reported at fair value, principally cash and cash equivalents, accounts receivable, other receivables, amount due from related parties, short-term held-to-maturity securities, short-term entrusted investments, and dividend payable approximate their recorded values due to the short-term nature.

The Group’s long-term investments consist of investment in long-term fixed income products and other long-term investments recorded at cost method. The fair value of long-term fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.

The Group’s investments at cost method include investment in private equity funds and private companies, equity investment in residual tranche of real estate funds, and investment in convertible preferred shares of a private company. For private equity fund, private companies and real estate funds recorded at cost method, it is not practicable to estimate the fair value of the investment. Therefore, the Group did not disclose the fair value of the investment. In addition, no subsequent events for the convertible preferred shares of the private company after the Group’s investment and the fair value of the investment approximates to the cost as of December 31, 2017.

There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2015, 2016 and 2017, except that the Group recorded an impairment due to credit loss of RMB 3,200,000 for a held-to-maturity investment in 2015 upon the Group’s analysis on the collectability of this investment, and classified as a Level 2 fair value measure.